Offerings - Offering: 1	Oct. 14, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share ("Common Stock")
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	8.20
Maximum Aggregate Offering Price	$ 41,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,662.10
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued as a result of stock splits, stock dividends or similar transactions.

Estimated in accordance with Rule 457(c) solely for purposes of calculating the registration fee. The maximum price per security and the maximum aggregate offering price are based on the average of the high ($11.13) and low ($5.27) sale price of a share of Common Stock as reported on The Nasdaq Stock Market LLC on October 7, 2025, which date is within five business days prior to filing this registration statement.